Inventories - Components of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventories [Abstract]
Inventories	$ 22,357	$ 14,600
Bunkers [Member]
Inventories [Abstract]
Inventories	0	452
Lubricants [Member]
Inventories [Abstract]
Inventories	14,617	13,466
EUAs [Member]
Inventories [Abstract]
Inventories	7,067	86
Victualling [Member]
Inventories [Abstract]
Inventories	$ 673	$ 596